Income Tax Expense - Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused loss carryforwards	₩ 10,947
Unused tax credit carryforwards	1,759
2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused loss carryforwards	1,045
2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused loss carryforwards	2,662
2025
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused loss carryforwards	1,132
After 2025
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused loss carryforwards	6,108
Unused tax credit carryforwards	₩ 1,759